Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
2025
PAY-VERSUS-PERFORMANCE

FISCAL YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO #1 ($) (1)	COMPENSATION ACTUALLY PAID TO PEO #1 ($) (1)(2)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO #2 ($) (1)(2)	COMPENSATION ACTUALLY PAID TO PEO#2 ($) (1)	A VER AGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs ($) (3)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs ($) (2)(3)	FIXED $100 INVESTMENT BASED ON:		NET INCOME (LOSS) ($ IN MM) (5)	NON-GAAP OP ($ IN MM) (5)(6)
							COMPANY TSR ($) (4)	PEER GROUP TSR ($) (4)

2025	$8,694,401	$17,653,206			$2,471,291	$3,936,890	$330.04	$124.03	$97.5	$336.4

2024	$9,526,709	$12,537,384			$3,365,944	$3,166,911	$209.24	$117.12	$(14.5)	$305.3

2023	$2,248,413	$1,562,882			$1,683,294	$1,508,530	$134.65	$105.81	$1,376.1	$344.4

2022	$5,660,334	$1,604,309	$4,291,389	$(9,050,186)	$2,715,165	$698,389			$(581.4)	$197.5

2021			$26,169,529	$16,042,728	$3,586,248	$1,842,238			$(78.8)	$332.7

(1)
Mr. Marquez (PEO #1) became President and Chief Executive Officer of the Company on March 11, 2022. Mr. Schmid (PEO #2), the Company’s prior President and Chief Executive Officer, stepped down from the role effective on the same date.

(2)	The “Compensation Actually Paid” reported in this column is derived from the 2025 Summary Compensation Table total for the applicable fiscal year by making the following deductions and additions:
PEO #1 (MARQUEZ)

	2025	2024	2023	2022

SCT Total	$8,694,401	$9,526,709	$2,248,413	$5,660,334

Less:

SCT — Stock Awards	$(3,075,002)	$(4,219,371)	—	$(4,343,685)

SCT — Option Awards	—	$(2,734,838)	—	—

Prior FYE fair value of awards that failed to meet vesting conditions during FY	—	—	$(845,044)	—

Plus:

Fair value of awards granted during FY, outstanding and unvested at FYE	$4,719,916	$9,964,884	—	$847,257

Change in fair value of awards granted in prior years, unvested at FYE	$7,277,237	—	—	$(544,491)

Change in fair value of awards granted in prior years that vested during FY	$36,654	—	$159,513	$(15,106)

Dollar value of dividends or other earnings paid during FY not otherwise included	—	—	—	—

Compensation Actually Paid	$17,653,206	$12,537,384	$1,562,882	$1,604,309
PEO #2 (SCHMID)

	2022	2021

SCT Total	$4,291,389	$26,169,529

Less:

SCT — Stock Awards	—	$(22,104,207)

SCT — Option Awards	—	—

Prior FYE fair value of awards that failed to meet vesting conditions during FY	$(13,246,648)	$(2,256,669)

Plus:

Fair value of awards granted during FY, outstanding and unvested at FYE	—	$13,434,625

Change in fair value of awards granted in prior years, unvested at FYE	—	$208,654

Change in fair value of awards granted in prior years that vested during FY	$(94,927)	$590,795

Dollar value of dividends or other earnings paid during FY not otherwise included	—	—

Compensation Actually Paid	$(9,050,186)	$16,042,728

AVERAGE OF
NON-PEO
NEOS

AVERAGE NON-PEO NEO	2025	2024	2023	2022	2021

Average SCT Total	$2,471,291	$3,365,944	$1,683,294	$2,715,165	$3,586,248

Less:

SCT — Stock Awards	$(557,776)	$(949,680)	—	$(1,621,070)	$(2,178,772)

SCT — Option Awards	—	$(777,729)	—	—	—

SCT — Change in Pension Value and NQDC Earnings	$(64,454)	$(36,842)	$(19,947)	$(894)	$(26,736)

Prior FYE fair value of awards that failed to meet vesting conditions during FY	—	$(212,990)	$(222,148)	$(201,203)	$(251,068)

Plus:

Fair value of awards granted during FY, outstanding and unvested at FYE	$745,161	$1,740,458	—	$101,343	$612,789

Change in fair value of awards granted in prior years, unvested at FYE	$1,291,541	—	—	$(303,296)	$23,320

Vesting fair value of awards granted during FY that vested during FY	—	—	—	$8,660	—

Change in fair value of awards granted in prior years that vested during FY	$9,193	—	$57,903	$(13,816)	$53,208

Service cost for defined benefit and actuarial pension plans	$41,934	$37,750	$9,429	$13,500	$23,250

Average Compensation Actually Paid	$3,936,890	$3,166,911	$1,508,530	$698,389	$1,842,238

(3)	The following table sets forth the individuals included in the non-PEO NEO Average for each fiscal year presented above:

2025	2024	2023	2022	2021

Thomas Timko	Thomas Timko	James Barna	Jeffrey Rutherford	Jeffrey Rutherford

Jonathan Myers	Jonathan Myers	Jonathan Myers	Ulrich Näher	Ulrich Näher

Frank Baur	Frank Baur	Elizabeth Radigan	David Caldwell	Olaf Heyden

Ilhami Cantadurucu	Ilhami Cantadurucu	Ilhami Cantadurucu	Jonathan Leiken	Jonathan Leiken

Kathleen Creech	James Barna	Jeffrey Rutherford	Elizabeth Patrick

Olaf Heyden

Hermann Wimmer

(4)
Consistent with Regulation
S-K
 Section 201(e)(3), the amounts set forth under the headings “
Company TSR
”
and
 “
Peer Group TSR
” reflect the value, as of the end of each of 2023, 2024, and 2025 of a hypothetical initial investment of $100 made on August 14, 2023 (the date that the Company’s common stock was registered under Section 12 of the Exchange Act) into, with respect to Company TSR, the Company, and with respect to Peer Group TSR, the S&P MidCap 400 index. Because the class of Company securities currently registered under Section 12 of the Exchange Act is not the same class of Company securities that was registered in the periods prior to emergence (including fiscal years 2021 and 2022), neither Company TSR nor Peer Group TSR are presented for such periods.

(5)
For fiscal year 2023, Net Income (Loss) and
Non-GAAP
OP are composed of (a) the period from January 1, 2023 through August 11, 2023, the period prior to when the Company emerged from bankruptcy, and (b) the period from August 12, 2023 through December 31, 2023, the period subsequent to when the Company emerged from bankruptcy. These two periods have been combined solely to meet the
SEC-defined
structure for this
Pay-Versus-Performance
table, however, in accordance with GAAP, the Company does not combine these two periods in any of its financial statements and/or related filings. For the period from January 1, 2023 through August 11, 2023, Net Income was $1,357,500,000 and
Non-GAAP
OP (Loss) was ($5,500,000). For the period from August 12, 2023 through December 31, 2023, Net Income was $19,100,000 and
Non-GAAP
OP was $92,400,000.

(6)
The amount reported for
Non-GAAP
OP in this table includes the amortization of fair valued assets recognized in connection with Fresh Start Accounting. Accordingly, the
Non-GAAP
OP reported in this table is consistent with
Non-GAAP
OP as reported in the Company’s earnings release for its 2024 fiscal fourth quarter dated February 12, 2025. The Committee determined that
Non-GAAP
OP was the most important financial performance metric used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs for 2025. More information about
Non-GAAP
OP can be found under the heading “
Definitions of Key Compensation Terms
” in the “
Compensation Discussion and Analysis
.” This performance measure may not have been the most important financial performance measure for years 2024, 2023, 2022, 2021, or 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Non-GAAP OP
Named Executive Officers, Footnote
(3)	The following table sets forth the individuals included in the non-PEO NEO Average for each fiscal year presented above:

2025	2024	2023	2022	2021

Thomas Timko	Thomas Timko	James Barna	Jeffrey Rutherford	Jeffrey Rutherford

Jonathan Myers	Jonathan Myers	Jonathan Myers	Ulrich Näher	Ulrich Näher

Frank Baur	Frank Baur	Elizabeth Radigan	David Caldwell	Olaf Heyden

Ilhami Cantadurucu	Ilhami Cantadurucu	Ilhami Cantadurucu	Jonathan Leiken	Jonathan Leiken

Kathleen Creech	James Barna	Jeffrey Rutherford	Elizabeth Patrick

Olaf Heyden

Hermann Wimmer

Peer Group Issuers, Footnote
Consistent with Regulation
S-K
 Section 201(e)(3), the amounts set forth under the headings “
Company TSR
”
and
 “
Peer Group TSR
” reflect the value, as of the end of each of 2023, 2024, and 2025 of a hypothetical initial investment of $100 made on August 14, 2023 (the date that the Company’s common stock was registered under Section 12 of the Exchange Act) into, with respect to Company TSR, the Company, and with respect to Peer Group TSR, the S&P MidCap 400 index. Because the class of Company securities currently registered under Section 12 of the Exchange Act is not the same class of Company securities that was registered in the periods prior to emergence (including fiscal years 2021 and 2022), neither Company TSR nor Peer Group TSR are presented for such periods.

Adjustment To PEO Compensation, Footnote
(2)	The “Compensation Actually Paid” reported in this column is derived from the 2025 Summary Compensation Table total for the applicable fiscal year by making the following deductions and additions:
PEO #1 (MARQUEZ)

	2025	2024	2023	2022

SCT Total	$8,694,401	$9,526,709	$2,248,413	$5,660,334

Less:

SCT — Stock Awards	$(3,075,002)	$(4,219,371)	—	$(4,343,685)

SCT — Option Awards	—	$(2,734,838)	—	—

Prior FYE fair value of awards that failed to meet vesting conditions during FY	—	—	$(845,044)	—

Plus:

Fair value of awards granted during FY, outstanding and unvested at FYE	$4,719,916	$9,964,884	—	$847,257

Change in fair value of awards granted in prior years, unvested at FYE	$7,277,237	—	—	$(544,491)

Change in fair value of awards granted in prior years that vested during FY	$36,654	—	$159,513	$(15,106)

Dollar value of dividends or other earnings paid during FY not otherwise included	—	—	—	—

Compensation Actually Paid	$17,653,206	$12,537,384	$1,562,882	$1,604,309
PEO #2 (SCHMID)

	2022	2021

SCT Total	$4,291,389	$26,169,529

Less:

SCT — Stock Awards	—	$(22,104,207)

SCT — Option Awards	—	—

Prior FYE fair value of awards that failed to meet vesting conditions during FY	$(13,246,648)	$(2,256,669)

Plus:

Fair value of awards granted during FY, outstanding and unvested at FYE	—	$13,434,625

Change in fair value of awards granted in prior years, unvested at FYE	—	$208,654

Change in fair value of awards granted in prior years that vested during FY	$(94,927)	$590,795

Dollar value of dividends or other earnings paid during FY not otherwise included	—	—

Compensation Actually Paid	$(9,050,186)	$16,042,728

Non-PEO NEO Average Total Compensation Amount	$ 2,471,291	$ 3,365,944	$ 1,683,294	$ 2,715,165	$ 3,586,248
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,936,890	3,166,911	1,508,530	698,389	1,842,238
Adjustment to Non-PEO NEO Compensation Footnote
AVERAGE OF
NON-PEO
NEOS

AVERAGE NON-PEO NEO	2025	2024	2023	2022	2021

Average SCT Total	$2,471,291	$3,365,944	$1,683,294	$2,715,165	$3,586,248

Less:

SCT — Stock Awards	$(557,776)	$(949,680)	—	$(1,621,070)	$(2,178,772)

SCT — Option Awards	—	$(777,729)	—	—	—

SCT — Change in Pension Value and NQDC Earnings	$(64,454)	$(36,842)	$(19,947)	$(894)	$(26,736)

Prior FYE fair value of awards that failed to meet vesting conditions during FY	—	$(212,990)	$(222,148)	$(201,203)	$(251,068)

Plus:

Fair value of awards granted during FY, outstanding and unvested at FYE	$745,161	$1,740,458	—	$101,343	$612,789

Change in fair value of awards granted in prior years, unvested at FYE	$1,291,541	—	—	$(303,296)	$23,320

Vesting fair value of awards granted during FY that vested during FY	—	—	—	$8,660	—

Change in fair value of awards granted in prior years that vested during FY	$9,193	—	$57,903	$(13,816)	$53,208

Service cost for defined benefit and actuarial pension plans	$41,934	$37,750	$9,429	$13,500	$23,250

Average Compensation Actually Paid	$3,936,890	$3,166,911	$1,508,530	$698,389	$1,842,238

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Diebold Total Shareholder Return (“TSR”) and “Compensation Actually Paid”
For the post-emergence period beginning on August 14, 2023 (the first day our shares of common stock were listed for trading on the NYSE upon emerging from restructuring) through December 31, 2025, our TSR increased from $100.00 to $330.04, representing a cumulative return of approximately 230%. Because a significant portion of NEO compensation is delivered through equity awards whose value is directly tied to the Company’s stock price, Compensation Actually Paid (“CAP”) is meaningfully correlated with TSR.
In 2025, Mr. Marquez’s CAP of $17,653,206
exce
eded his Summary Compensation Table (“SCT”) total of
$8,694,401 by

approximately $9.0 million. The primary driver of this difference was appreciation in the fair value of equity awards outstanding from prior years: the fair value of Mr. Marquez’s unvested options and RSUs granted in 2024 increased by $7,277,237 during 2025 as the Company’s stock price rose over the course of the year. Additionally, RSUs granted in March 2025 were valued at $4,719,916 at fiscal year-end.
These increases were partially offset by the deduction of $3,075,002 in SCT stock award grant date values as required under the CAP methodology. In addition, we use revenue, cash flow, and operating profit metrics in our incentive plans, each of which may indirectly impact our stock price. Accordingly, as the Company’s stock price increases (and TSR likewise increases), the value of an NEO’s CAP will generally increase. Similarly, as the Company’s stock price decreases, CAP will generally decrease.

Compensation Actually Paid vs. Net Income
Relationship Between Net Income and “Compensation Actually Paid”
The Company does not directly employ net income as a financial performance measure upon which NEO compensation may be earned. Net income is nonetheless indirectly correlated with CAP through our use of
Non-GAAP
OP and Cumulative Adjusted EBITDA metrics in our annual and long-term incentive plans, which capture the operating profitability underlying reported net income while excluding restructuring charges, non-cash
items, and other items management does not consider indicative of ongoing business performance.
The relationship between net income and CAP over the five-year period covered by the table reflects this indirect linkage. In 2022, when the Company reported a net loss of $(581.4) million and no annual incentive plan payments were made, CAP for both PEOs and average NEOs was substantially below SCT totals. In 2023 and 2024, as profitability improved on a
Non-GAAP
basis, annual incentive payouts resumed and equity values increased, resulting in CAP approximating or exceeding SCT totals. In 2024, the Company reported a net loss of $(14.5) million primarily attributable to non-cash
charges; however,
Non-GAAP
OP of $305.3 million supported above-threshold AIP payouts. In 2025, net income was $97.5 million;
Non-GAAP
OP of $336.4 million supported an AIP payout of 106.09% of target, approximately 38% of which was attributable to
Non-GAAP
OP achievement. The vesting of 2023–2025 performance cash awards in early 2026, the value of which is determined in substantial part by Cumulative Adjusted EBITDA over the three-year period, is included in 2025 CAP and reflects the aggregate profitability trajectory over that multi-year performance period.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between
Non-GAAP
OP and “Compensation Actually Paid”
Non-GAAP
OP (as defined under “
Compensation Discussion and Analysis—Definitions of Key Compensation Terms
” above) is the Company’s most important financial performance measure linking NEO pay to Company performance. It has served as the
40%-weighted
metric in the annual incentive plan for each year from 2021 through 2025, and was also employed as a component metric in the first year of the 2023–2025 performance cash awards. Accordingly, CAP reflects
Non-GAAP
OP achievement as follows for each year presented in the table:

•	2021: AIP payout of approximately 61% of target; approximately half attributable to Non-GAAP OP achievement. Non-GAAP OP was $332.7 million.

•	2022: No payments under the annual incentive plan. Non-GAAP OP was $197.5 million.

•	2023: AIP payout of approximately 75% of target for the CEO and approximately 83% for other NEOs; approximately half attributable to Non-GAAP OP achievement. Non-GAAP OP was $344.4 million.

•	2024: AIP payout of 100.22% of target; approximately 44% attributable to Non-GAAP OP achievement. Non-GAAP OP was $305.3 million.

•	2025: AIP payout of 106.09% of target; approximately 38% attributable to Non-GAAP OP achievement. Non-GAAP OP was $336.4 million.
In addition, the 2023-2025 performance cash awards—representing 50% of LTI target value for participating NEOs during that cycle—have now completed their performance period. The payouts on those awards, which are driven in substantial part by Cumulative Adjusted EBITDA results over 2023, 2024, and 2025, are reflected in 2025 CAP. The Company also granted 2025–2027 performance cash awards in March 2025; those awards will affect future years’ CAP as they are earned and vest.

Total Shareholder Return Vs Peer Group
Comparison Between Diebold TSR and Peer Group TSR
For the post-emergence period beginning on August 14, 2023 (the first day our shares of common stock were listed for trading on the NYSE upon emerging from restructuring) through December 31, 2025, the Company’s TSR has increased by approximately 230% (from $100.00 to $330.04), while the TSR of the S&P 400 Midcap Index increased by approximately 24.03% over the same period. Through December 31, 2024, the Company’s TSR of $209.24 represented outperformance relative to the peer group TSR of $117.12 over the same period.
The Company does not currently use relative TSR measured against the S&P 400 Midcap Index or any peer group index as a performance metric in its annual incentive plan or its current long-term incentive vehicles. Accordingly, peer group relative TSR performance does not directly affect CAP in the years presented in the table, though it is presented alongside Company TSR as required context under Item 402(v) of Regulation
S-K.

Tabular List, Table
MOST IMPORTANT FINANCIAL MEASURES
The below tabular list identifies the financial measures deemed by the People and Compensation Committee to be the most important financial measures for linking the compensation of the Company’s NEOs to the performance of the Company:

MOST IMPORTANT FINANCIAL MEASURES

Consolidated Non-GAAP Operating Profit

Levered Free Cash Flow

Constant Currency Revenue

Consolidated Adjusted EBITDA

Consolidated Revenue

Total Shareholder Return Amount	$ 330.04	209.24	134.65
Peer Group Total Shareholder Return Amount	124.03	117.12	105.81
Net Income (Loss)	$ 97,500,000	$ (14,500,000)	$ 1,376,100,000	$ (581,400,000)	$ (78,800,000)
Company Selected Measure Amount	336,400,000	305,300,000	344,400,000	197,500,000	332,700,000
Measure:: 1
Pay vs Performance Disclosure
Name	Consolidated Non-GAAP Operating Profit
Non-GAAP Measure Description
(5)
For fiscal year 2023, Net Income (Loss) and
Non-GAAP
OP are composed of (a) the period from January 1, 2023 through August 11, 2023, the period prior to when the Company emerged from bankruptcy, and (b) the period from August 12, 2023 through December 31, 2023, the period subsequent to when the Company emerged from bankruptcy. These two periods have been combined solely to meet the
SEC-defined
structure for this
Pay-Versus-Performance
table, however, in accordance with GAAP, the Company does not combine these two periods in any of its financial statements and/or related filings. For the period from January 1, 2023 through August 11, 2023, Net Income was $1,357,500,000 and
Non-GAAP
OP (Loss) was ($5,500,000). For the period from August 12, 2023 through December 31, 2023, Net Income was $19,100,000 and
Non-GAAP
OP was $92,400,000.

(6)
The amount reported for
Non-GAAP
OP in this table includes the amortization of fair valued assets recognized in connection with Fresh Start Accounting. Accordingly, the
Non-GAAP
OP reported in this table is consistent with
Non-GAAP
OP as reported in the Company’s earnings release for its 2024 fiscal fourth quarter dated February 12, 2025. The Committee determined that
Non-GAAP
OP was the most important financial performance metric used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs for 2025. More information about
Non-GAAP
OP can be found under the heading “
Definitions of Key Compensation Terms
” in the “
Compensation Discussion and Analysis
.” This performance measure may not have been the most important financial performance measure for years 2024, 2023, 2022, 2021, or 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure:: 2
Pay vs Performance Disclosure
Name	Levered Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Constant Currency Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Consolidated Adjusted EBITDA
Measure:: 5
Pay vs Performance Disclosure
Name	Consolidated Revenue
Mr. Marquez [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,694,401	$ 9,526,709	$ 2,248,413	$ 5,660,334
PEO Actually Paid Compensation Amount	$ 17,653,206	12,537,384	1,562,882	1,604,309
PEO Name	Mr. Marquez
Mr. Schmid [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				4,291,389	$ 26,169,529
PEO Actually Paid Compensation Amount				(9,050,186)	16,042,728
PEO Name	Mr. Schmid
PEO | Mr. Marquez [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,719,916	9,964,884		847,257
PEO | Mr. Marquez [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,277,237			(544,491)
PEO | Mr. Marquez [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(845,044)
PEO | Mr. Marquez [Member] | SCT Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,075,002)	(4,219,371)		(4,343,685)
PEO | Mr. Marquez [Member] | SCT Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,734,838)
PEO | Mr. Marquez [Member] | Change In Fair Value Of Awards Granted In Prior Years That Met Vesting Conditions During FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,654		159,513	(15,106)
PEO | Mr. Schmid [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					13,434,625
PEO | Mr. Schmid [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					208,654
PEO | Mr. Schmid [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(13,246,648)	(2,256,669)
PEO | Mr. Schmid [Member] | SCT Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(22,104,207)
PEO | Mr. Schmid [Member] | Change In Fair Value Of Awards Granted In Prior Years That Met Vesting Conditions During FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(94,927)	590,795
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	745,161	1,740,458		101,343	612,789
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,291,541			(303,296)	23,320
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				8,660
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(212,990)	(222,148)	(201,203)	(251,068)
Non-PEO NEO | SCT Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(557,776)	(949,680)		(1,621,070)	(2,178,772)
Non-PEO NEO | SCT Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(777,729)
Non-PEO NEO | SCT Change in Pension value and Non-Qualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(64,454)	(36,842)	(19,947)	(894)	(26,736)
Non-PEO NEO | Change In Fair Value Of Awards Granted In Prior Years That Met Vesting Conditions During FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,193		57,903	(13,816)	53,208
Non-PEO NEO | Service Cost for Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 41,934	$ 37,750	$ 9,429	$ 13,500	$ 23,250